THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account JF-I

Lincoln Life Variable Annuity Account JF-II

Pilot Classic Variable Annuity

Pilot Elite Variable Annuity

Allegiance Variable Annuity

Supplement Dated April 30, 2008

to Prospectuses Dated

May 1, 2002

(As supplemented to date)

On April 30, 2008, certain sub-accounts available to you under your variable annuity contract have changed their names as reflected in the table below:

Current Sub-Account Name	New Sub-Account Name
LVIP Small Cap Index	LVIP SSgA Small Cap Index

LVIP S&P 500 (1) Index	LVIP SSgA S&P 500 (1) Index

LVIP Value Opportunities	LVIP Columbia Value Opportunities

LVIP Mid-Cap Growth	LVIP Turner Mid-Cap Growth

The Lincoln National Life Insurance Company

One Granite Place

Concord, NH 03301

(800) 258-3648 x 7719

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

(1)  “Standard & Poor’s(R)”, “S&P 500(R)”, “Standard & Poor’s 500”, and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of purchasing the product.  (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)